UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Grant Spence c/o Martin Currie, Inc. Saltire Court 20 Castle Terrace Edinburgh Scotland EH1 2ES
(Name and address of agent for service)

Registrant’s telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2011

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments.

MCBT OPPORTUNISTIC EAFE FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 98.6%
AFRICA — 1.7%
SOUTH AFRICA — 1.7%
Gold Fields Ltd., ADR (a)	65,200	$1,034,724
TOTAL SOUTH AFRICA — (Cost $852,826)		1,034,724
TOTAL AFRICA — (Cost $852,826)		1,034,724
EUROPE — 59.6%
FRANCE — 11.2%
BNP Paribas	14,638	1,094,272
Rhodia SA	23,581	703,188
Sanofi-Aventis SA	20,144	1,375,561
Schneider Electric SA	7,192	1,121,565
Technip SA	14,684	1,426,824
Vivendi SA	32,538	932,642
TOTAL FRANCE — (Cost $6,141,692)		6,654,052
GERMANY — 7.7%
Adidas AG	15,565	969,429
Aixtron AG (a)	23,913	986,798
Daimler AG	11,882	869,050
Siemens AG	13,893	1,780,993
TOTAL GERMANY — (Cost $3,621,881)		4,606,270
ITALY — 1.3%
Bulgari SpA (a)	71,591	746,903
TOTAL ITALY — (Cost $733,566)		746,903
LUXEMBOURG — 1.9%
SES SA (a)	47,611	1,147,284
TOTAL LUXEMBOURG — (Cost $1,043,689)		1,147,284
NETHERLANDS — 7.2%
Gemalto NV	18,739	947,623
Heineken NV	19,322	972,608
ING Groep NV *	114,846	1,308,878
Philips Electronics	34,367	1,071,175
TOTAL NETHERLANDS — (Cost $3,297,569)		4,300,284
NORWAY — 1.7%
DnB NOR ASA	71,400	982,841
TOTAL NORWAY — (Cost $798,099)		982,841
SPAIN — 2.3%
Telefonica SA	54,447	1,367,549
TOTAL SPAIN — (Cost $1,393,673)		1,367,549

	Shares	US$ Value
COMMON STOCKS† — Continued
EUROPE — Continued
SWITZERLAND — 4.7%
ABB, Ltd. *	66,129	$1,561,457
Credit Suisse Group AG	27,239	1,217,964
TOTAL SWITZERLAND — (Cost $2,182,787)		2,779,421
UNITED KINGDOM — 21.6%
Amlin PLC	96,322	602,362
Barclays PLC	242,519	1,141,158
Cairn Energy PLC	97,226	645,237
Compass Group PLC	125,754	1,118,994
HSBC Holdings PLC	148,678	1,620,916
Inchcape PLC *	142,226	847,280
Pearson PLC	60,733	996,200
Persimmon PLC *	96,875	634,063
Petrofac, Ltd.	46,026	1,154,561
Prudential	89,876	973,223
Royal Dutch Shell, B Shares	48,924	1,701,390
Xstrata PLC	63,777	1,414,933
TOTAL UNITED KINGDOM — (Cost $11,511,832)		12,850,317
TOTAL EUROPE — (Cost $30,724,788)		35,434,921
JAPAN — 17.3%
Bank of Yokohama, Ltd.	143,000	716,045
Bridgestone Corp.	56,400	1,082,924
Dai-ichi Mutual Life Insurance Co. (a)	595	933,675
INPEX Corp.	164	1,050,975
Kirin Holdings Co., Ltd.	76,000	1,022,222
Mitsui & Co., Ltd.	61,500	1,033,991
Mitsui Fudosan Co., Ltd.	43,000	873,830
NTT DoCoMo, Inc.	597	1,065,552
Panasonic Corp. (a)	69,800	955,838
Sekisui House Ltd. (a)	80,000	778,752
Suzuki Motor Corp. (a)	32,600	788,787
TOTAL JAPAN — (Cost $9,866,922)		10,302,591
LATIN AMERICA — 4.3%
BRAZIL — 4.3%
Banco do Brasil SA	37,800	674,842
PDG Realty SA Empreendimentos e Participacoes	189,200	1,046,477
Tim Participacoes SA, ADR (a)	22,600	858,800
TOTAL BRAZIL — (Cost $2,354,880)		2,580,119
TOTAL LATIN AMERICA — (Cost $2,354,880)		2,580,119

See Notes to Schedule of Investments.

2

	Shares	US$ Value
COMMON STOCKS† — Continued
MIDDLE EAST — 0.5%
ISRAEL — 0.5%
Teva Pharmaceutical Industries Ltd., ADR	5,700	$311,505
TOTAL ISRAEL — (Cost $290,798)		311,505
TOTAL MIDDLE EAST — (Cost $290,798)		311,505
PACIFIC BASIN — 15.2%
AUSTRALIA — 5.7%
Incitec Pivot Ltd.	299,451	1,283,197
Leighton Holdings Ltd. (a)	29,106	915,126
Newcrest Mining Ltd.	32,845	1,210,418
TOTAL AUSTRALIA — (Cost $2,823,673)		3,408,741
CHINA — 2.1%
Ctrip.com International Ltd., ADR * (a)	17,100	703,836
Mindray Medical International Ltd., ADR (a)	20,100	525,816
TOTAL CHINA — (Cost $1,309,188)		1,229,652
HONG KONG — 3.0%
Henderson Land Development Co., Ltd.	120,000	831,126
SJM Holdings Ltd.	562,000	944,277
TOTAL HONG KONG — (Cost $1,298,395)		1,775,403
SINGAPORE — 1.7%
Oversea-Chinese Banking Corp., Ltd.	128,000	987,540
TOTAL SINGAPORE — (Cost $997,491)		987,540
SOUTH KOREA — 1.5%
Samsung Electronics Co., Ltd., GDR 144A	2,111	922,296
TOTAL SOUTH KOREA — (Cost $864,809)		922,296
THAILAND — 1.2%
Bangkok Bank Public Co., Ltd.	150,800	734,598
TOTAL THAILAND — (Cost $647,011)		734,598
TOTAL PACIFIC BASIN — (Cost $7,940,567)		9,058,230
TOTAL COMMON STOCKS — (Cost $52,030,781)		58,722,090
COLLATERAL FOR SECURITIES ON LOAN — 9.1%
State Street Navigator Prime Portfolio	5,395,515	5,395,515
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $5,395,515)		5,395,515

See Notes to Schedule of Investments.

3

	Principal Amount	US$ Value
SHORT-TERM INVESTMENTS — 1.9%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/01/2011 (b)	$1,120,000	$1,120,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $1,120,000)		1,120,000
TOTAL INVESTMENTS — (Cost $58,546,296) — 109.6%		65,237,605
OTHER ASSETS LESS LIABILITIES — (9.6)%		(5,728,428)
NET ASSETS — 100.0%		$59,509,177

Notes to Schedule of Investments

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 1.7%, Auto Parts 1.9%, Automobiles 2.8%, Bank Investment Contracts 1.1%, Banks 13.5%, Building And Construction 1.3%, Chemicals 1.2%, Computer Services 1.6%, Construction 1.6%, Diversified 4.3%, Drugs & Health Care 0.5%, Electrical Equipment 2.7%, Electronics 6.9%, Fertilizers 2.2%, Food & Beverages 5.3%, Homebuilders 1.1%, Hotels & Restaurants 2.8%, Insurance 4.3%, Manufacturing 3.0%, Medical Products 3.2%, Metals 1.3%, Mining 6.2%, Miscellaneous 1.8%, Multimedia 3.5%, Oil & Gas 6.2%, Oil Integrated 2.9%, Publishing 1.7%, Real Estate 4.7%, Retail 1.4%, Semi-conductor Manufacturing Equip 1.7%, and Telecommunications Services 5.6%.

*                                         Non-income producing security.

(a)                                  A portion of this security was held on loan. As of January 31, 2011, the market value of the securities loaned was 6,913,409.

(b)                                 Repurchase agreement, dated 1/31/2011, due 02/01/2011 with repurchase proceeds of $1,120,000 is collateralized by United States Treasury Note, 3.125% due 04/30/2017 with a market value of $1,142,647.

ADR                     American Depositary Receipts

GDR                       Global Depositary Receipts

144A                    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

4

MCBT GLOBAL EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 88.6%
AFRICA — 4.9%
SOUTH AFRICA — 4.9%
Aspen Pharmacare Holdings Ltd. * (a)	164,533	$1,949,750
Impala Platinum Holdings Ltd.	32,440	919,902
MTN Group Ltd. (a)	84,168	1,439,920
TOTAL SOUTH AFRICA — (Cost $2,886,330)		4,309,572
TOTAL AFRICA — (Cost $2,886,330)		4,309,572
EUROPE — 9.7%
RUSSIA — 7.6%
Gazprom OAO, ADR (a)	22,574	604,081
Gazprom OAO, ADR	76,348	2,020,168
JSC MMC Norilsk Nickel, ADR (a)	47,903	1,214,820
LUKOIL, ADR (a)	21,497	1,332,169
Pharmstandard OJSC-S, GDR, 144A *	53,000	1,587,350
TOTAL RUSSIA — (Cost $5,473,439)		6,758,588
TURKEY — 2.1%
Turkiye Garanti Bankasi AS	409,671	1,823,086
TOTAL TURKEY — (Cost $1,567,209)		1,823,086
TOTAL EUROPE — (Cost $7,040,648)		8,581,674
LATIN AMERICA — 18.6%
BRAZIL — 10.0%
Banco do Brasil SA	99,100	1,769,229
Cia Hering	151,700	2,329,716
Cosan SA Industria Comercio	81,100	1,266,404
Light SA	66,900	1,049,483
PDG Realty SA Empreendimentos e Participacoes	440,300	2,435,326
TOTAL BRAZIL — (Cost $6,032,690)		8,850,158
MEXICO — 6.4%
America Movil SAB de CV	507,200	1,446,634
Corporacion GEO SAB de CV, Series B *	470,600	1,611,081
Grupo Financiero Banorte SAB de CV, Series O	389,400	1,733,377
Mexichem SAB de CV	245,200	877,028
TOTAL MEXICO — (Cost $4,090,694)		5,668,120
PERU — 2.2%
Compania de Minas Buenaventura SA, ADR	46,600	1,910,600
TOTAL PERU — (Cost $1,651,918)		1,910,600
TOTAL LATIN AMERICA — (Cost $11,775,302)		16,428,878

	Shares	US$ Value
COMMON STOCKS† — Continued
OTHER AREAS — 4.9%
INDIA — 4.9%
Axis Bank Ltd.	56,351	$1,523,232
Infrastructure Development Finance Co., Ltd.	520,616	1,669,804
Maruti Suzuki India Ltd.	41,504	1,134,557
TOTAL INDIA — (Cost $4,014,833)		4,327,593
TOTAL OTHER AREAS — (Cost $4,014,833)		4,327,593
PACIFIC BASIN — 50.5%
CHINA — 16.1%
Bank of China Ltd., H Shares	3,635,900	1,888,682
China Mobile Ltd.	155,000	1,523,827
China Railway Construction Corp., Ltd.	1,159,500	1,424,716
China Taiping Insurance Holdings Co., Ltd.*	460,400	1,293,217
CNOOC Ltd.	1,396,000	3,083,263
Industrial and Commercial Bank of China Ltd., H Shares	2,103,310	1,564,672
Lenovo Group Ltd. (a)	2,992,000	1,734,571
Netease.com Inc., ADR * (a)	43,500	1,754,790
TOTAL CHINA — (Cost $11,367,139)		14,267,738
HONG KONG — 1.9%
SJM Holdings Ltd.	1,007,000	1,691,970
TOTAL HONG KONG — (Cost $656,609)		1,691,970
INDONESIA — 1.6%
Bank Mandiri Tbk PT	2,153,000	1,415,821
TOTAL INDONESIA — (Cost $1,403,247)		1,415,821
MALAYSIA — 4.4%
Axiata Group Berhad *	1,395,922	2,188,609
CIMB Group Holdings Berhad	626,086	1,713,735
TOTAL MALAYSIA — (Cost $2,175,497)		3,902,344
SOUTH KOREA — 17.1%
Hyundai Mobis *	7,059	1,627,353
Industrial Bank Of Korea *	187,000	2,826,764
KT Corp.	20,480	763,457
LG Display Co., Ltd.	35,400	1,204,414
POSCO	1,930	781,432
Samsung Electronics Co., Ltd.	5,866	5,132,031
Samsung Engineering Co., Ltd.	15,509	2,724,760
TOTAL SOUTH KOREA — (Cost $11,172,269)		15,060,211

See Notes to Schedule of Investments.

2

	Shares	US$ Value
COMMON STOCKS† — Continued
PACIFIC BASIN — Continued
TAIWAN — 8.4%
Chinatrust Financial Holding Co., Ltd.	2,010,696	$1,703,185
Taiwan Fertilizer Co., Ltd.	418,000	1,559,288
Taiwan Semiconductor Manufacturing Co., Ltd.	902,822	2,351,633
Wistron	927,000	1,805,338
TOTAL TAIWAN — (Cost $4,735,116)		7,419,444
THAILAND — 1.0%
Kasikornbank PCL	237,300	883,298
TOTAL THAILAND — (Cost $677,728)		883,298
TOTAL PACIFIC BASIN — (Cost $32,187,605)		44,640,826
TOTAL COMMON STOCKS — (Cost $57,904,718)		78,288,543
PREFERRED STOCKS — 11.9%
LATIN AMERICA — 11.9%
BRAZIL — 11.9%
AES Tiete SA (shown in units of 1,000)	89,312	1,258,014
Itau Unibanco Holding SA	88,193	1,882,953
Petroleo Brasileiro SA	182,900	2,972,351
Tim Participacoes SA	386,900	1,429,739
Vale SA, Class A	96,177	2,941,939
TOTAL BRAZIL — (Cost $7,193,911)		10,484,996
TOTAL LATIN AMERICA — (Cost $7,193,911)		10,484,996
TOTAL PREFERRED STOCKS — (Cost $7,193,911)		10,484,996
COLLATERAL FOR SECURITIES ON LOAN — 4.7%
State Street Navigator Prime Portfolio	4,166,286	4,166,286
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $4,166,286)		4,166,286

	Principal Amount
SHORT-TERM INVESTMENTS — 0.1%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/01/2011 (b)	$100,000	100,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $100,000)		100,000
TOTAL INVESTMENTS — (Cost $69,364,915) — 105.3%		93,039,825
OTHER ASSETS LESS LIABILITIES — (5.3)%		(4,666,242)
NET ASSETS — 100.0%		$88,373,583

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 2.6%, Auto Parts 1.8%, Automobiles 1.3%, Banks 23.0%, Building Construction 1.0%, Chemicals 1.8%, Computers 4.0%, Construction 4.7%, Drugs & Health Care 4.0%, Electric Utilities 2.6%, Electronics 7.1%, Finance & Banking 1.9%, Financial Services 2.0%, Food & Beverages 1.4%, Gas & Pipeline Utilities 3.0%, Homebuilders 1.8%, Hotels & Restaurants 1.9%, Insurance 1.5%, Metals 4.3%, Mining 3.5%, Oil & Gas 6.8%, Oil Integrated 1.5%, Real Estate 2.7%, Semi-conductor Manufacturing Equip 2.6%, Software 2.0%, Steel 0.9%, Telecommunications 1.7%, Telecommunications Equipment 2.5%, and Telecommunications Services 4.1%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of January 31, 2011, the market value of the securities loaned was $8,492,588.
(b)	Repurchase agreement, dated 01/31/2011, due 02/01/2011 with repurchase proceeds of $100,000 is collateralized by United States Treasury Note, 3.125% due 04/30/2017 with a market value of $104,830.
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

4

MCBT EUROPEAN SELECT FUND

SCHEDULE OF INVESTMENTS

JANUARY 31, 2011 (Unaudited)

	Shares	US$ Value
COMMON STOCKS† — 97.9%
CYPRUS — 1.8%
Bank of Cyprus Public Co. Ltd.	27,004	$114,245
TOTAL CYPRUS — (Cost $107,539)		114,245
DENMARK — 2.3%
AP Moller - Maersk A/S	15	145,881
TOTAL DENMARK — (Cost $123,497)		145,881
FRANCE — 20.1%
Cie Generale de Geophysique-Veritas *	5,675	172,182
Ipsen SA	5,569	194,623
Rhodia SA	5,128	152,917
Societe Generale	3,382	218,697
Technip SA	1,304	126,708
Valeo SA *	3,590	210,127
Vivendi SA	7,834	224,547
TOTAL FRANCE — (Cost $1,012,857)		1,299,801
GERMANY — 4.5%
Brenntag AG *	1,319	125,005
GEA Group AG	5,712	162,864
TOTAL GERMANY — (Cost $252,633)		287,869
IRELAND — 3.1%
United Business Media Ltd.	17,840	200,753
TOTAL IRELAND — (Cost $174,528)		200,753
ITALY — 9.9%
Bulgari SpA (a)	17,373	181,251
Danieli & C Officine Meccaniche SpA	9,500	161,156
DiaSorin SpA	3,492	167,099
Terna - Rete Elettrica Nazionale SpA	29,517	128,918
TOTAL ITALY — (Cost $601,783)		638,424
NETHERLANDS — 6.8%
Gemalto NV	5,773	291,938
ING Groep NV *	12,950	147,589
TOTAL NETHERLANDS — (Cost $378,909)		439,527
NORWAY — 4.5%
DnB NOR ASA	9,056	124,658
Statoil Fuel & Retail ASA *	18,223	165,810
TOTAL NORWAY — (Cost $219,418)		290,468

	Shares	US$ Value
COMMON STOCKS† — Continued
SPAIN — 6.6%
Abengoa SA (a)	5,069	$141,199
Banco Santander SA	13,807	169,190
Grifols SA	7,423	113,116
TOTAL SPAIN — (Cost $384,295)		423,505
SWEDEN — 6.8%
Swedish Match AB	7,173	206,527
Volvo AB *	13,621	235,899
TOTAL SWEDEN — (Cost $373,388)		442,426
SWITZERLAND — 16.5%
Julius Baer Group Ltd.	4,394	198,847
Sika AG	92	201,835
Swiss Life Holding AG *	1,530	244,249
Syngenta AG	657	211,646
Temenos Group AG *	5,320	208,517
TOTAL SWITZERLAND — (Cost $853,994)		1,065,094
UNITED KINGDOM — 15.0%
Centrica PLC	17,402	89,173
Mondi PLC	21,340	174,336
Signet Jewelers Ltd. * (a)	3,800	161,424
Tullett Prebon PLC	29,646	184,255
Whitbread PLC	6,530	181,482
Xstrata PLC	8,025	178,040
TOTAL UNITED KINGDOM — (Cost $814,251)		968,710
TOTAL COMMON STOCKS — (Cost $5,297,092)		6,316,703
COLLATERAL FOR SECURITIES ON LOAN — 7.1%
State Street Navigator Prime Portfolio	456,189	456,189
TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $456,189)		456,189

See Notes to Schedule of Investments.

2

	Principal Amount	US$ Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement with State Street Bank and Trust, 0.01%, 02/01/2011 (b)	$168,000	$168,000
TOTAL SHORT-TERM INVESTMENTS — (Cost $168,000)		168,000
TOTAL INVESTMENTS — (Cost $5,921,281) — 107.6%		6,940,892
OTHER ASSETS LESS LIABILITIES — (7.6)%		(488,827)
NET ASSETS — 100.0%		$6,452,065

Notes to Schedule of Investments

†

Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Auto Parts 3.3%, Banks 13.1%, Brewery 2.8%, Broadcasting 2.3%, Building Construction 9.1%, Business Services 2.9%, Chemicals 2.4%, Computer Services 4.6%, Construction 2.2%, Diversified 2.3%, Electric Utilities 2.0%, Finance 2.9%, Financial Services 3.9%, Industrials 5.7%, Manufacturing 2.6%, Medical Products 5.7%, Medical Services 1.8%, Metals 2.9%, Mining 2.8%, Multimedia 3.6%, Oil & Gas 4.7%, Publishing 3.2%, Retail 5.2%, Software 3.3%, Tobacco 3.3%, and Utilities 1.4%.

*	Non-income producing security.
(a)	A portion of this security was held on loan. As of January 31, 2011, the market value of the securities loaned was $439,548.
(b)	Repurchase agreement, dated 01/31/2011, due 02/01/2011 with repurchase proceeds of $168,000 is collateralized by United States Treasury Note, 3.125% due 04/30/2017 with a market value of $172,970.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments

MARTIN CURRIE BUSINESS TRUST

NOTES TO SCHEDULE OF INVESTMENTS

1. Additional Information Regarding Valuation and Investments

Foreign Investments - The Funds will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse changes in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets.

Valuation of Investments - Equity securities listed on an established securities exchange normally are valued at their last sale price on the exchange where primarily traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Equity securities listed on an established securities exchange or on the NASDAQ National Market System for which there is no reported sale during the day, and in the case of over the counter securities not so listed, are valued at the mean between the last bid and asked price, except that short-term securities and debt obligations with sixty (60) days or less remaining until maturity may be valued at their amortized cost. Other securities for which current market quotations are not readily available (including certain restricted securities, if any) and all other assets are taken at fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees of the Trust (the “Trustees”), although the actual calculations may be made by persons acting pursuant to the direction of the Trustees or by pricing services.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of regular trading on the New York Stock Exchange. Occasionally, events affecting the value of foreign fixed income securities and of equity securities of non-U.S. issuers not traded on a U.S. exchange may occur between the completion of substantial trading of such securities for the day and the close of regular trading on the New York Stock Exchange, which events will not be reflected in the computation of a Fund’s net asset value. If events materially affecting the value of any Fund’s portfolio securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or in accordance with valuation procedures approved by the Trustees, which may include the use of a third party valuation service. During the period covered by this report, certain foreign securities held by the Funds were subject to Fair value pricing adjustments made at the direction of third-party pricing vendors approved by the Board. Fair value pricing involves subjective judgments, and the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. At October 31, 2010, fair value pricing adjustments made at the direction of third-party vendors were used for most or all of the foreign securities in each Fund’s portfolio. As of January 31, 2011, the Fund held no securities that had been fair valued by the Trust’s Valuation Committee in accordance with the Trust’s Valuation Procedures other than those valued by the third-party pricing service.

Fair Value Measurement - The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements).

•  Level 1 - Valuations based on quoted prices for identical securities in active markets.

Notes to Schedule of Investments

•  Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

•  Level 3 - Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used as of January 31, 2011 in valuing each Fund’s investments carried at value:

Fund	Level 1	Level 2	Level 3	Total
MCBT Opportunistic EAFE Fund
Common Stock	58,722,090	$—	$—	$58,722,090
Short-Term Investments	—	1,120,000	—	1,120,000
Collateral for Securities on Loan	—	5,395,515	—	5,395,515
Total	58,722,090	6,515,515	—	65,237,605
MCBT Global Emerging Markets Fund
Common Stocks	78,288,543		—	78,288,543
Preferred Stocks	10,484,996	—	—	10,484,996
Short-Term Investments	—	100,000	—	100,000
Collateral for Securities on Loan	—	4,166,286	—	4,166,286
Total	88,773,539	4,266,286	—	93,039,825
MCBT European Select Fund
Common Stocks	6,316,703	—	—	6,316,703
Short-Term Investments	—	168,000	—	168,000
Collateral for Securities on Loan	—	456,189	—	456,189
Total	6,316,703	624,189	—	6,940,892

Effective July 31, 2010, the Funds adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy. There were no significant transfers into and out of Levels 1, 2, and 3 during the period ended January 31, 2011.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: March 23, 2011	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 23, 2011	By:	/s/ Jamie Skinner
	Name:	Jamie Skinner
	Title:	President

Date: March 23, 2011	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.